Details of Significant Accounts - Provisions, schedule of provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Details of Significant Accounts [Abstract]
Beginning balance	$ 1,899
Additional provisions	267
Used during the period	(786)
Net exchange differences	35
Ending balance	$ 1,415